Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 513,447	$ 4,974
Marketable securities	75,885	0
Contract receivables	829	277
Prepaid expenses and other current assets	4,216	227
Total current assets	594,377	5,478
Property and Equipment - Net	22,082	8,481
Other Assets	602
Intangible Assets - Net	619	248
Total assets	617,680	14,207
Current Liabilities
Accounts payable	4,326	202
Current portion of long-term debt	120	1,235
Deferred revenue	500	38
Accrued and other current liabilities:
Accrued compensation	1,151	295
Accrued interest		13
Other accrued liabilities	2,269	61
Total current liabilities	8,366	1,844
Long-term Debt - Net of current portion	10	1,489
Warrant Liabilities	50,020
Convertible Notes Payable		3,612
Embedded Derivative Liability		2,817
Other Long-term Liabilities	393	321
Deferred Taxes	226	252
Total liabilities	59,015	10,335
Stockholders' Equity
Common Stock, $0.0001 par value; 2,000,000,000 and 122,507,000 shares authorized; 167,557,988 and 69,885,084 shares issued and outstanding as of December 31, 2021 and 2020, respectively	17	7
Additional paid-in capital	568,183	31,492
Accumulated deficit	(9,535)	(27,627)
Total stockholders' equity	558,665	3,872
Total liabilities and stockholders' equity	$ 617,680	$ 14,207